Disclosure on Individual Items of the Consolidated Financial Statements	6 Months Ended
Jun. 30, 2025
Disclosure on Individual Items of the Consolidated Financial Statements [Abstract]
Disclosure on individual items of the consolidated financial statements
4.	Disclosure on individual items of the consolidated financial statements

4.1	Statements of comprehensive income

4.1.1	Revenue and functional costs from contracts with customers

Revenue

ADSE develops, produces, and distributes battery storage solutions for different areas of applications (“multi-use-case”). The product portfolio ranges from the field “charging” which provides charging solutions for the expansion of the eMobility infrastructure at power-limited network points, to the field “commercial and industrial” including power ranges up to multiple MW/MWh. Additionally, ADSE provides its customers with separately acquirable service contracts or maintenance services and software solutions regarding intelligent controlling and monitoring of battery storage solutions.

67.1% (2024: 96.6%) of revenues are generated from product category charging. The following table presents the revenue from contracts with customers disaggregated by product types:

Revenue by product types	For the six months ended June 30,
kEUR	2025	2024
Charging	9,804	76,550
Commercial and industrial	103	1,043
Service	4,623	1,581
Other	85	88
Total	14,614	79,263

Cost of goods sold

	For the six months ended June 30,
kEUR	2025	2024
Cost of materials	12,307	54,023
Personnel expenses	5,468	5,734
Depreciation and amortization	2,904	2,982
Other expenses	599	851
Total	21,277	63,590

Selling, general and administrative expenses

	For the six months ended June 30,
kEUR	2025	2024
Personnel expenses	5,755	5,632
Legal and consulting fees	5,004	2,559
Administration fee	1,837	1,821
Marketing costs	760	728
Insurance expenses	1,208	1,344
Depreciation and amortization	354	464
Other expenses	3,705	3,335
Total	18,624	15,883

Other expenses primarily consist of expenses for general warranties, travel costs and outbound freight.

4.1.2	Finance result

The finance income and finance costs recognized in profit or loss are as follows:

	For the six months ended June 30,
kEUR	2025	2024
Finance income from remeasurement of warrant liabilities	24,909	-
Foreign currency gains	13,833	-
Income from other interest and similar income	1	23
Finance income	38,743	23
Finance expense from remeasurement of warrant liabilities	-122	-34,667
Interest expense from shareholder loans	-19,332	-4,662
Interest expense from convertible note	-1,633	-
Foreign currency losses	-2,450	-
Interest expense from leasing	-71	-99
Interest expense from guarantee commissions	-5	-9
Finance expenses	-23,613	-39,437
Net finance result	15,130	-39,414

Finance income from remeasurement of warrant liabilities in the first half of 2025 in the amount of kEUR 24,909 results from the remeasurement of the fair value of public and private warrant liabilities, warrant liabilities from shareholder loans and warrant liabilities from the convertible note and was caused by a a declining share price of ADSE shares. The foreign currency gains mainly result from the valuation of the warrants which are denominated in USD.

In the first half of 2024, finance expense from remeasurement of warrant liabilities in the amount of kEUR 34,667 results from the remeasurement of the fair value of public and private warrant liabilities, warrant liabilities from shareholder loans and warrant liabilities from capital increases.

In 2025, interest expenses from shareholder loans amount to kEUR 19,332 (2024: kEUR-4,662 ). This results mainly from the amortization of day one losses (kEUR 10,293) and the effective interest of the shareholder loan (kEUR 8,903).

4.2	Statements of financial position

4.2.1	Inventories

Inventories include the following:

kEUR	Jun. 30, 2025	Dec. 31, 2024
Finished goods	16,372	15,245
Work in progress	10,564	9,402
Raw materials	45,271	53,010
Total	72,207	77,657

kEUR	Jun. 30, 2025	Dec. 31, 2024
Write-downs finished goods	-1,080	-181
Write-downs work in progress	-794	-808
Write-downs raw materials	-14,651	-13,003
Total	-16,525	-13,991

During the first half of 2025, ADSE recognized write-downs of inventories in an amount of kEUR 2,555 as an expense in the cost of sales in the statement of profit or loss.

4.2.2	Other accrued items

Other accrued items include the following:

kEUR	Jun.30, 2025	Dec. 31, 2024
Day One Loss	1,379	12,392
Other accrued items related to lender warrants	935	1,055
Total	2,314	13,447

ADSE concluded shareholder loan agreements with various lenders on August 18, 2023, which were amended and restated on August 26, 2024. In addition, three further agreements were concluded on August 26, 2024. Pursuant to the loan agreements, ADSE US and ADSE GM have agreed to issue lender warrants which will be issued by ADSE Holdco as Irish guarantor to the respective lenders and subscribed by ADSE US resp. ADSE GM. At initial recognition, the warrants had a higher fair value than the shareholder loans, which generated a day one loss. As this day one loss is based on unobservable inputs, it needs to be deferred and recognized until maturity to the extent that it arises from a change in a factor (including time) that market participants would take into account when pricing the liability.

The amount recognized on the balance sheet on June 30, 2025 has declined significantly as compared to December 31, 2024 due to amortization over time and in addition due to amortization following the repayment of shareholder loans in the first half of the financial year 2025 prior to maturity.

Other accrued items related to lender warrants refer to warrants for which the exercise conditions were not met as of June 30, 2025 and December 31, 2024 since the related shareholder loans were not drawn. The fluctuation results from foreign currency effects.

4.2.3	Cash and cash equivalents

Cash and cash equivalents include the following:

kEUR	Jun. 30, 2025	Dec. 31, 2024
Cash	1	1
Cash at banks	7,361	22,212
Restricted Cash	30,508	644
Total	37,869	22,858

As of June 30, 2025, restricted cash mainly relates to money received in the course of the financing via convertible notes. This money was paid into a control account of the Company and will be released to the Company upon the achievement of agreed-upon milestones. On July 2, 2025, an amount of kEUR 17,014 was released after satisfaction of the first milestones.

4.2.4	Equity

The changes in the various components of equity are shown in ADSE’s statements of changes in equity for the past two half-year periods.

The issued and outstanding shares as of 30 June, 2025, and as of 30 June, 2025, are shown in the table below.

in k units	2025	2024
Outstanding as of Jan. 01	52,362	50,585
Exercise of warrants	2,469	714
Exercise of options	47	50
Share based compensation	26	37
Conversion from convertible note	922	-
Outstanding as of Jun. 30	55,826	51,386
Treasury shares	80	61
Issued and outstanding as of Jun. 30	55,906	51,447

In 2024 714,290 warrants were exercised in the first half year which led to an increase in capital reserves of kEUR 7,145. These warrants were issued related to a capital increase at the end of fiscal year 2023.

In the first half of financial year 2025, the exercise of public, private and shareholder warrants increased the number of outstanding shares by 2,468,837 shares and led to an increase in capital reserves of kEUR 34,168. Moreover, the conversion of debt from the convertible note into equity resulted in an issue of 922,195 shares which increased the capital reserve by kEUR 7,011.

4.2.5	Warrant liabilities

As of the reporting date, warrant liabilities include the following:

kEUR	No. of warrants issued	Jun. 30, 2025
Public warrants	7,826,371	13,155
Private warrants	119,866	473
Warrants relating to shareholder loans	10,373,336	56,733
Warrants relating to Convertible Note	1,116,072	6,616
Total	19,435,645	76,977

As of December 31, 2024, warrant liabilities included the following:

kEUR	No. of warrants issued	Dec. 31, 2024
Public warrants	11,542,415	39,997
Private warrants	119,866	734
Warrants relating to shareholder loans	10,480,003	78,849
Warrants relating to Convertible Note	-	-
Total	22,142,284	119,580

Public and private warrants

As of 30 June, 2025, the fair value of public and private warrant liabilities amounts to kEUR 13,628 (31 December, 2024: kEUR 40,731) and relates to 7,826,371 public warrants and 119,866 private warrants including 100,000 lender warrants issued. In comparison to December 31, 2024, 2,014,299 public warrants were exercised at an exercise price of 11.50 USD per warrant. 1,701,745 warrants were moved from public warrants to private warrants and were exercised on a cashless basis leading to an issue of 347,871 shares.

Warrants relating to shareholder loans

In the first half of financial year 2025, 106,667 warrants related to the first shareholder loan with an exercise price of USD 3.00 were exercised. The exercise term of the remaining 1,573,333 warrants related to the first shareholder loan was extended from May 5, 2025 until August 31, 2025.

Warrants relating to Convertible Note

On April 30, 2025 the Company issued 1,116,072 warrants together with the closing of a financing transaction via convertible notes to certain institutional lenders. One warrant entitles the lender to purchase one ordinary share, par value USD 0.00001 per ordinary share. The warrants may be exercised at an exercise price of USD 16.88 at any time until April 30, 2030. If, on the 75th Trading Day after May 1, 2025, the exercise price then in effect is greater than the market price of ADSE stock at that date, the exercise price shall automatically be lowered to the market price and the number of warrant shares that may be subscribed for upon exercise of this warrant adjusted proportionately, so that after such adjustment the aggregate exercise price payable for the adjusted number of warrant shares shall be the same as the aggregate exercise price in effect immediately prior to such adjustment.

The fair value of these warrants as of the issue date was determined using a Monte Carlo Simulation which resulted in an aggregate fair value of kEUR 6,773 as of that date.

On August 20, 2025 the exercise of the warrants was adjusted to USD 10.31 and the number increased to 1,827,284 in line with the warrant agreement.

4.2.6	Loans and borrowings

As of June 30, 2025 loans and borrowings include the following:

	Jun. 30,	Thereof classified as
kEUR	2025	current	Non-current
Convertible note	28,199	18,975	9,224
Shareholder loans	5,426	5,426
Total	33,625	24,401	9,224

On May 01, 2025, ADSE secured financing through convertible note agreements with different institutional lenders in a total principal amount of kUSD 53,753 (kEUR 47,389). The notes were issued with a discount of 7% and bear interest of 2% per annum. They can either be converted into equity or redeemed in cash over a period of three years until May 01, 2028. Together with the convertible notes, 1,116,072 warrants were issued resulting in a disagio of the notes in an amount of kEUR 6,773. Transaction costs are being discounted from the notes as well. Both are amortized together with the issue discount using the effective interest rate method.

Until June 30, 2025, the lenders have converted a total principal amount of kUSD 7,593 (kEUR 6,556) as well as interest in the amount of kUSD 692 (kEUR 598) into equity.

The shareholder loans are classified as current loans and borrowings. As of the reporting date, the amount includes the book value of shareholder loans of kEUR 5,426 and interest payable of kEUR 310 (December 31, 2024: book value of kEUR 11,971 and interest payable of kEUR 1,363). In the first half of 2025, various tranches with a total nominal amount of kEUR 14,357 (kUSD 15,577) were repaid together with interest.

4.2.7	Financial instruments

The following table provides the carrying amounts and fair values of all financial assets and financial liabilities, including their levels in the fair value hierarchy.

kEUR	Classification	Fair value hierarchy	Carrying amount Jun. 30, 2025	Fair value Jun. 30, 2025	Carrying amount Dec. 31, 2024	Fair value Dec. 31, 2024
Financial assets
Cash and cash equivalents	At amortized cost	3	37,869	37,869	22,858	22,858
Trade receivables (current)	At amortized cost	3	6,085	6,085	9,900	9,900
Other investments (non-current)	At amortized cost	3	5	5	5	5
Other financial receivables (current)	At amortized cost	3	63	63	3,358	3,358
Other financial receivables (non-current)	At amortized cost	3	6	6	6	6
Total			44,028	44,028	36,126	36,126

Disclosure on individual items of the consolidated financial statements

kEUR	Classification	Fair value hierarchy	Carrying amount Jun. 30, 2025	Fair value Jun. 30, 2025	Carrying amount Dec. 31, 2024	Fair value Dec. 31, 2024
Financial liabilities
Warrant liabilities - private	FVTPL	2	13,155	13,155	39,997	39,997
Warrant liabilities - public	FVTPL	1	473	473	734	734
Warrant liabilities - Shareholder loan	FVTPL	2	56,733	56,733	78,849	78,849
Warrant liabilities - Convertible Notes	FVTPL	2	6,616	6,616	-	-
Loans and borrowings (non-current)	At amortized cost	3	9,224	16,074	-	-
Loans and borrowings (current)	At amortized cost	3	24,711	26,044	13,333	13,333
Trade payables (current)	At amortized cost	3	12,100	12,100	29,299	29,299
Trade payables due to related parties (current)	At amortized cost	3	1,045	1,045	2,601	2,601
Lease liabilities (non-current)	At amortized cost	3	1,882	-	2,336	-
Lease liabilities (current)	At amortized cost	3	1,054	-	1,144	-
Other payables financial (current)	At amortized cost	3	387	387	215	215
Total			127,379	132,627	168,510	165,030

The significant development in the area of other financial receivables is attributable to research grants, which were paid out in the first quarter of the fiscal year. The decline of trade payables is due to the payment of high trade payables from the purchase of inventory. The increase in loans and borrowings is due to new financing. Please refer to note 4.2.6 for further information on loans and borrowings.